Profit and loss information (Tables)	6 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(EUR thousand)	Three months ended September 30			Six months ended September 30
Expenses by nature	2021	2020 Restated	2019	2021	2020 Restated	2019
Employee benefit expenses	(20,899)	(14,400)	(32,870)	(42,557)	(31,153)	(64,428)
Depreciation and amortization	(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Agent costs	(3,524)	(1,680)	(24,351)	(5,873)	(2,481)	(43,704)
IT costs	(3,497)	(2,243)	(3,697)	(5,447)	(5,232)	(7,410)
Auditors, lawyers and consultants	(2,452)	(1,666)	(8,471)	(5,183)	(3,211)	(10,423)
Advertising and promotion	(2,420)	(224)	(2,903)	(4,495)	(628)	(4,762)
Travel, entertainment, office and rental cost	(567)	(394)	(1,583)	(934)	(721)	(3,564)
Change in fair value of warrants	24,484	1,920	—	13,735	1,920	—
Other operating income / (expenses) (1)	7,637	(247,521)	1,079	9,947	(252,134)	(1,336)
Total	(23,328)	(295,242)	(99,751)	(90,979)	(352,058)	(190,548)
Of which exceptional items	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)
Of which capitalized expenditure	4,290	4,292	6,336	8,138	8,578	11,314
(1) Commentary under “Other exceptional items” below.

Detailed information about exceptional items
Exceptional items consist of items which the board considers as not directly related to ordinary business operations and which are not included in the assessment of management performance and can be analyzed as follows:

(EUR thousand)	Three months ended September 30			Six months ended September 30
Exceptional items	2021	2020 Restated	2019	2021	2020 Restated	2019
Business restructuring expenses	(880)	(4,380)	(652)	(897)	(6,987)	(914)
Corporate restructuring expenses	(2,520)	(246,447)	(6,282)	(2,592)	(248,550)	(6,318)
Monitoring fee (including Directors fee)	(40)	32	(69)	(80)	(98)	(419)
Impairment	(60)	(229)	(115)	(159)	(377)	(115)
Net sales of assets (loss)	(35)	(70)	(26)	(34)	(44)	(189)
Share based payments	(422)	—	(179)	(1,200)	—	(1,191)
Change in fair value of warrants	24,484	1,920	—	13,735	1,920	—
Other exceptional items	9,872	(44)	(23)	9,457	—	(52)
Total	30,399	(249,218)	(7,346)	18,230	(254,136)	(9,198)

Detailed information about depreciation and amortization expense

(EUR thousand)		Three months ended September 30			Six months ended September 30
Depreciation and amortization	Note	2021	2020	2019	2021	2020	2019
Depreciation of property, plant and equipment		(4,231)	(4,968)	(5,329)	(8,510)	(10,344)	(10,701)
Amortization of customer relationships		(11,722)	(18,129)	(17,563)	(29,753)	(36,201)	(35,175)
Amortization of trademarks		(559)	(559)	(559)	(1,118)	(1,118)	(1,118)
Amortization of other intangible assets		(5,578)	(5,378)	(3,504)	(10,791)	(10,755)	(7,927)
Amortization of intangible assets	8	(17,859)	(24,066)	(21,626)	(41,662)	(48,074)	(44,220)
Total		(22,090)	(29,034)	(26,955)	(50,172)	(58,418)	(54,921)
Of which amortization of intangible assets acquired through business combinations		(11,396)	(18,635)	(18,566)	(29,484)	(37,249)	(37,219)

Disclosure of finance income

(EUR thousand)		Three months ended September 30			Six months ended September 30
	Note	2021	2020	2019	2021	2020	2019
Finance income
Interest income on short-term bank deposits		57	59	122	119	115	233
Net foreign exchange gains on financing activities		—	—	803	—	818	1,801
Net foreign exchange gains (1)		—	453	371	—	1	—
Other finance income		1,015	1,042	502	1,046	1,079	607
Total finance income		1,072	1,554	1,798	1,165	2,013	2,641
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)		(5,574)	(5,475)	(6,509)	(11,082)	(11,645)	(12,933)
- Lease liabilities interest		(139)	(217)	(272)	(324)	(471)	(552)
- Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	10	—	(31)	(41)	—	(80)	(84)
Net foreign exchange losses (1)		(761)	—	—	(996)	(384)	(1,179)
Other finance expenses		(679)	(290)	(4,040)	(1,307)	(1,206)	(4,082)
Total finance costs		(7,153)	(6,013)	(10,862)	(13,709)	(13,786)	(18,830)
Net finance costs		(6,081)	(4,459)	(9,064)	(12,544)	(11,773)	(16,189)
(1)Net foreign exchange gains and losses arising during the period result from the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gains and losses due to the difference between the original value recorded and the value at the balance sheet date.
Disclosure of finance cost

(EUR thousand)		Three months ended September 30			Six months ended September 30
	Note	2021	2020	2019	2021	2020	2019
Finance income
Interest income on short-term bank deposits		57	59	122	119	115	233
Net foreign exchange gains on financing activities		—	—	803	—	818	1,801
Net foreign exchange gains (1)		—	453	371	—	1	—
Other finance income		1,015	1,042	502	1,046	1,079	607
Total finance income		1,072	1,554	1,798	1,165	2,013	2,641
Finance costs
Interest expense:
- Bank borrowings (including amortization of capitalized financing fees)		(5,574)	(5,475)	(6,509)	(11,082)	(11,645)	(12,933)
- Lease liabilities interest		(139)	(217)	(272)	(324)	(471)	(552)
- Interest expenses on Non-Convertible Preferred Equity Certificates issued to 3rd Parties	10	—	(31)	(41)	—	(80)	(84)
Net foreign exchange losses (1)		(761)	—	—	(996)	(384)	(1,179)
Other finance expenses		(679)	(290)	(4,040)	(1,307)	(1,206)	(4,082)
Total finance costs		(7,153)	(6,013)	(10,862)	(13,709)	(13,786)	(18,830)
Net finance costs		(6,081)	(4,459)	(9,064)	(12,544)	(11,773)	(16,189)
(1)Net foreign exchange gains and losses arising during the period result from the difference between the value originally recorded and the amount actually paid or received, as well as unrealized gains and losses due to the difference between the original value recorded and the value at the balance sheet date.
Disclosure of income tax benefit (expense) reporting in the income statement

(EUR thousand)		Three months ended September 30			Six months ended September 30
Income tax	Note	2021	2020	2019	2021	2020	2019
Current income tax expense		(1,435)	(1,235)	(10,944)	(1,887)	(946)	(18,396)
Adjustment in respect of current income tax of previous periods		1,177	(931)	(456)	975	(927)	(435)
Deferred tax benefit	12	4,642	12,826	5,745	11,234	18,365	9,879
Income tax benefit / (expense) reported in the income statement		4,384	10,660	(5,655)	10,322	16,492	(8,952)
Of which income tax benefit related to amortization of acquisition related items		2,541	3,767	3,767	6,373	7,533	7,533
Of which tax impact on exceptional items		302	1,690	897	250	1,690	1,123
Of which exceptional income tax benefit / (expense)		179	(925)	571	(778)	(925)	(1,058)